Cover	Dec. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2023
Entity File Number	001-36868
Entity Registrant Name	SUNWORKS, INC.
Entity Central Index Key	0001172631
Entity Tax Identification Number	01-0592299
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1555 Freedom Blvd
Entity Address, City or Town	Provo
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84604
City Area Code	(385)
Local Phone Number	497-6955
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	SUNW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false